SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17.SUBSEQUENT EVENTS

The Company has evaluated all events that have occurred subsequent to June 30, 2021 through the date that the consolidated financial statements were issued. Management has concluded that no subsequent events required disclosure in these financial statements.